JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 94.5%
Aerospace & Defense — 1.5%
Boeing Co. (The)
5.81%, 5/1/2050	160	158
3.83%, 3/1/2059	158	110
3.95%, 8/1/2059	1,034	741
7.01%, 5/1/2064	185	211
Honeywell Aerospace, Inc.
4.60%, 3/16/2033 (a)	1,135	1,118
5.73%, 3/16/2056 (a)	835	835
Howmet Aerospace, Inc. 4.75%, 4/15/2036	540	526
Leidos, Inc.
4.38%, 5/15/2030	747	735
2.30%, 2/15/2031	442	395
5.40%, 3/15/2032	416	425
5.00%, 3/15/2036	490	475
RTX Corp. 4.88%, 10/15/2040	339	323
		6,052
Air Freight & Logistics — 0.0% ^
FedEx Corp. 3.25%, 5/15/2041	177	135
Automobile Components — 0.0% ^
Allison Transmission, Inc. 3.75%, 1/30/2031 (a)	21	20
Automobiles — 0.6%
Ford Motor Co. 3.25%, 2/12/2032	245	217
General Motors Co. 5.95%, 4/1/2049	150	144
Stellantis Finance US, Inc. 5.75%, 3/18/2030 (a)	1,050	1,055
Volkswagen Group of America Finance LLC (Germany)
4.45%, 9/11/2027 (a)	207	207
5.80%, 3/27/2035 (a)	625	635
		2,258
Banks — 19.7%
AIB Group plc (Ireland) (SOFR + 1.65%), 5.32%, 5/15/2031 (a) (b)	200	203
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.13%, 3/3/2036	400	389
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (d) (e)	600	654
4.55%, 11/6/2030	1,000	985
4.87%, 4/15/2031	600	597
Bank of America Corp.
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	747	756
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (b)	1,307	1,286
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (b) (d) (e)	581	590
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (b)	795	752
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	452	410
(SOFR + 1.04%), 4.70%, 4/23/2032 (b)	2,475	2,460
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	911	806
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	1,230	1,208
(SOFR + 1.91%), 5.29%, 4/25/2034 (b)	580	589

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.74%), 5.52%, 10/25/2035 (b)	510	514
(SOFR + 1.13%), 5.05%, 2/6/2037 (b)	2,742	2,703
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (b)	304	283
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (b)	490	500
Bank of Nova Scotia (The) (Canada) Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (b) (c)	612	604
Barclays plc (United Kingdom)
(SOFR + 1.14%), 4.52%, 2/24/2032 (b)	260	255
(SOFR + 1.51%), 5.21%, 2/24/2037 (b)	567	552
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	405	411
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (b) (c) (d) (e)	660	692
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (b)	550	566
(SOFR + 1.27%), 4.76%, 1/13/2032 (a) (b)	620	613
(SOFR + 1.22%), 5.18%, 6/2/2032 (a) (b)	444	445
(SOFR + 1.57%), 5.42%, 1/13/2037 (a) (b)	505	495
(SOFR + 1.63%), 5.77%, 6/2/2037 (a) (b)	250	251
CaixaBank SA (Spain)
(SOFR + 1.21%), 4.82%, 4/22/2032 (a) (b)	290	288
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (b)	305	333
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (b)	200	202
(SOFR + 1.53%), 5.40%, 4/22/2037 (a) (b)	1,405	1,392
Citigroup, Inc.
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (b) (d) (e)	385	393
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (b) (d) (e)	800	808
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (b) (d) (e)	528	537
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (b)	930	914
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (b) (d) (e)	479	489
(SOFR + 1.34%), 4.54%, 9/19/2030 (b)	1,185	1,180
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	471	446
(SOFR + 1.46%), 4.95%, 5/7/2031 (b)	845	851
(SOFR + 1.17%), 4.50%, 9/11/2031 (b)	469	464
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	272	245
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	756	671
(SOFR + 2.06%), 5.83%, 2/13/2035 (b)	1,644	1,679
(SOFR + 1.47%), 5.33%, 3/27/2036 (b)	1,265	1,275
(SOFR + 1.49%), 5.17%, 9/11/2036 (b)	1,050	1,045
Credit Agricole SA (France) (SOFR + 1.17%), 4.66%, 1/12/2032 (a) (b)	1,655	1,631
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (b)	215	220
Fifth Third Bancorp
(SOFR + 0.95%), 4.57%, 4/29/2032 (b)	370	364
(SOFR + 1.66%), 4.34%, 4/25/2033 (b)	340	328
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	472
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	610	615

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 0.94%), 4.71%, 5/12/2030 (b)	660	659
(SOFR + 1.57%), 5.24%, 5/13/2031 (b)	2,470	2,501
(SOFR + 1.21%), 4.68%, 3/10/2032 (b)	1,305	1,288
(SOFR + 1.32%), 5.21%, 5/12/2034 (b)	560	559
(SOFR + 1.55%), 5.28%, 3/10/2037 (b)	885	876
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (b)	306	316
(SOFRINDX + 1.87%), 5.71%, 2/2/2035 (b)	143	147
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (b)	845	728
Keybank National Association 3.90%, 4/13/2029	300	293
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (b)	391	390
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.53%, 9/12/2031 (b)	745	737
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 4.51%, 1/14/2032 (b)	825	813
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.85%, 4/21/2032 (b)	1,650	1,648
Morgan Stanley Private Bank NA
(SOFR + 1.08%), 4.73%, 7/18/2031 (b)	815	813
(SOFR + 1.02%), 4.47%, 11/19/2031 (b)	1,750	1,723
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (d) (e)	200	219
NatWest Markets plc (United Kingdom) 4.41%, 11/6/2030 (a)	830	817
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.63%, 9/13/2033 (a) (b)	768	762
PNC Financial Services Group, Inc. (The)
(SOFR + 2.28%), 6.88%, 10/20/2034 (b)	298	329
(SOFR + 1.90%), 5.68%, 1/22/2035 (b)	270	279
(SOFR + 1.42%), 5.37%, 7/21/2036 (b)	275	278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 5.42%, 1/25/2041 (b)	600	590
Royal Bank of Canada (Canada)
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (b)	1,000	1,001
(SOFR + 1.01%), 4.61%, 5/3/2032 (b)	755	749
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (b)	1,645	1,646
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (b)	2,185	2,241
Societe Generale SA (France)
(SOFR + 1.28%), 5.37%, 5/27/2032 (a) (b)	870	879
(SOFR + 1.60%), 5.40%, 4/10/2037 (a) (b)	465	455
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (b)	1,035	1,091
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.24%, 1/13/2037 (a) (b)	200	196
Sumitomo Mitsui Financial Group, Inc. (Japan) (SOFR + 1.02%), 4.49%, 1/15/2032 (b)	495	488
Toronto-Dominion Bank (The) (Canada) 4.87%, 4/22/2033	525	521
Truist Financial Corp.
(SOFR + 1.85%), 5.12%, 1/26/2034 (b)	1,423	1,424
(SOFR + 1.40%), 4.96%, 10/23/2036 (b)	445	431
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (b)	733	675
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (b)	604	607

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
US Bancorp
(SOFR + 2.26%), 5.84%, 6/12/2034 (b)	341	356
(SOFR + 1.86%), 5.68%, 1/23/2035 (b)	210	217
Wells Fargo & Co.
(SOFR + 1.11%), 5.24%, 1/24/2031 (b)	950	966
(SOFR + 1.50%), 5.15%, 4/23/2031 (b)	3,573	3,626
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.34%), 6.13%, 6/15/2031 (b) (d) (e)	605	610
(SOFR + 0.97%), 4.84%, 5/20/2032 (b)	1,430	1,429
(SOFR + 1.99%), 5.56%, 7/25/2034 (b)	1,830	1,883
(SOFR + 1.10%), 4.96%, 1/23/2037 (b)	2,592	2,531
		78,198
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.95%, 1/15/2042	715	675
Maple Parent Holdings Corp.
5.05%, 3/26/2031 (a)	1,315	1,316
5.70%, 3/26/2036 (a)	1,791	1,810
6.63%, 3/26/2056 (a)	111	116
		3,917
Biotechnology — 1.4%
AbbVie, Inc.
4.05%, 11/21/2039	350	309
4.63%, 10/1/2042	375	338
4.40%, 11/6/2042	262	231
4.25%, 11/21/2049	1,076	881
5.50%, 3/15/2064	80	77
Amgen, Inc.
3.15%, 2/21/2040	900	701
4.66%, 6/15/2051	170	144
4.20%, 2/22/2052	458	359
4.88%, 3/1/2053	1,027	895
5.65%, 3/2/2053	240	233
5.75%, 3/2/2063	282	274
Biogen, Inc.
5.75%, 5/15/2035	20	21
3.25%, 2/15/2051	150	98
6.45%, 5/15/2055	805	856
		5,417
Broadline Retail — 0.6%
Amazon.com, Inc.
4.65%, 11/20/2035	612	598
5.65%, 3/13/2046	455	455
5.80%, 3/13/2056	1,141	1,142
6.05%, 3/13/2076	245	247
		2,442

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.2%
CRH America Finance, Inc. 4.40%, 2/9/2031	190	188
EMRLD Borrower LP 6.75%, 7/15/2031 (a)	390	403
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (a)	56	56
		647
Capital Markets — 8.7%
Charles Schwab Corp. (The) (SOFR + 1.28%), 5.49%, 5/21/2037 (b)	545	553
Deutsche Bank AG (Germany)
(SOFR + 1.72%), 5.30%, 5/9/2031 (b)	258	260
(SOFR + 1.30%), 4.95%, 8/4/2031 (b)	386	385
(SOFR + 1.10%), 4.47%, 12/10/2031 (b)	240	236
(SOFR + 1.14%), 4.73%, 2/6/2032 (b)	260	256
(SOFR + 1.41%), 5.06%, 4/14/2032 (b)	975	973
(SOFR + 3.65%), 7.08%, 2/10/2034 (b)	615	660
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	2,485	2,588
(SOFR + 0.99%), 4.59%, 4/20/2030 (b)	1,330	1,326
(SOFR + 1.14%), 4.69%, 10/23/2030 (b)	500	499
(SOFR + 1.08%), 5.21%, 1/28/2031 (b)	855	866
(SOFR + 1.58%), 5.22%, 4/23/2031 (b)	1,960	1,989
(SOFR + 1.06%), 4.37%, 10/21/2031 (b)	2,285	2,240
(SOFR + 0.96%), 4.52%, 1/21/2032 (b)	960	945
(SOFR + 1.34%), 5.09%, 4/20/2034 (b)	1,330	1,327
(SOFR + 1.55%), 5.33%, 7/23/2035 (b)	1,470	1,479
(SOFR + 1.31%), 5.43%, 6/3/2037 (b)	1,085	1,091
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (b)	640	562
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.18%), 5.39%, 2/2/2041 (b)	550	536
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 4.51%, 6/28/2026 (b) (d) (e)	143	121
Morgan Stanley
(SOFR + 1.45%), 5.17%, 1/16/2030 (b)	380	385
(SOFR + 1.26%), 5.66%, 4/18/2030 (b)	620	636
(SOFR + 1.22%), 5.04%, 7/19/2030 (b)	410	414
(SOFR + 1.10%), 4.65%, 10/18/2030 (b)	1,540	1,535
(SOFR + 1.11%), 5.23%, 1/15/2031 (b)	795	807
(SOFR + 1.51%), 5.19%, 4/17/2031 (b)	567	575
Series I, (SOFR + 1.07%), 4.36%, 10/22/2031 (b)	575	564
(SOFR + 0.95%), 4.49%, 1/16/2032 (b)	455	448
(EURIBOR 3 Month + 0.91%), 3.38%, 1/23/2032 (b)	1,350	1,566
(SOFR + 1.20%), 4.71%, 3/12/2032 (b)	2,100	2,081
(SOFRINDX + 1.18%), 4.81%, 4/16/2032 (b)	1,165	1,160
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	463	410
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	1,396	1,214
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (b)	811	787
(SOFR + 1.18%), 5.07%, 1/30/2037 (b)	864	846
(SOFRINDX + 1.41%), 5.30%, 4/10/2037 (b)	405	404
S&P Global, Inc. 2.30%, 8/15/2060	88	44
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (d) (e)	200	216

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (b)	205	210
(SOFR + 1.29%), 4.84%, 11/6/2033 (a) (b)	715	702
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (d) (e)	550	635
		34,531
Chemicals — 1.4%
Celanese US Holdings LLC
7.55%, 11/15/2030 (f)	92	98
7.38%, 7/15/2032 (f)	50	53
CF Industries, Inc. 4.95%, 6/1/2043	51	46
Chemours Co. (The) 4.63%, 11/15/2029 (a)	250	240
Chevron Phillips Chemical Co. LLC 4.75%, 5/15/2030 (a)	750	751
Dow Chemical Co. (The) 4.38%, 11/15/2042	650	527
DuPont de Nemours, Inc.
5.32%, 11/15/2038	935	924
5.42%, 11/15/2048	54	51
EIDP, Inc. 5.13%, 5/15/2032	400	405
LYB International Finance III LLC
5.88%, 1/15/2036	1,751	1,776
3.38%, 10/1/2040	510	378
Scotts Miracle-Gro Co. (The) 4.00%, 4/1/2031	175	163
		5,412
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	59	57
4.88%, 7/15/2032 (a)	75	71
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	155	151
6.75%, 1/15/2031 (a)	2,445	2,524
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	100	103
		2,906
Construction & Engineering — 0.6%
Quanta Services, Inc.
2.90%, 10/1/2030	242	226
4.50%, 1/15/2031	935	926
5.25%, 8/9/2034	764	773
5.10%, 8/9/2035	560	558
		2,483
Consumer Finance — 3.9%
AerCap Ireland Capital DAC (Ireland)
3.00%, 10/29/2028	1,715	1,652
5.00%, 11/15/2035	150	146
Aircastle Ltd. 5.00%, 5/15/2031 (a)	360	357
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (b)	175	175
(SOFR + 1.79%), 5.67%, 4/25/2036 (b)	220	228

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
American Honda Finance Corp. Series A, 4.90%, 4/10/2031	430	429
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (a)	405	416
5.75%, 11/15/2029 (a)	1,573	1,611
5.15%, 1/15/2030 (a)	625	628
4.90%, 10/10/2030 (a)	735	729
4.70%, 1/30/2031 (a)	385	378
4.95%, 10/15/2032 (a)	480	468
4.85%, 4/1/2033 (a)	550	531
Ford Motor Credit Co. LLC
5.80%, 3/8/2029	1,120	1,137
7.20%, 6/10/2030	1,466	1,554
5.42%, 4/9/2031	820	817
6.47%, 5/22/2036	885	908
General Motors Financial Co., Inc.
5.63%, 4/4/2032	28	29
6.10%, 1/7/2034	120	126
5.95%, 4/4/2034	535	556
5.90%, 1/7/2035	900	928
5.45%, 1/8/2036	1,060	1,058
Stellantis Financial Services US Corp.
5.40%, 6/15/2029 (a)	275	276
5.80%, 6/15/2031 (a)	390	391
		15,528
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
3.50%, 3/15/2029 (a)	70	67
5.50%, 3/31/2031 (a)	75	74
Kroger Co. (The) 5.40%, 7/15/2040	280	274
		415
Containers & Packaging — 0.8%
Amcor Flexibles North America, Inc.
5.10%, 3/17/2030	310	314
5.50%, 3/17/2035	500	508
5.13%, 3/12/2036	422	414
Amcor UK Finance plc (Australia) 3.75%, 2/20/2033	600	693
Ball Corp. 2.88%, 8/15/2030	53	48
Berry Global, Inc. 5.80%, 6/15/2031	427	444
Sonoco Products Co.
4.60%, 9/1/2029	350	350
5.00%, 9/1/2034	491	483
		3,254
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	165	153

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.3%
Unibail-Rodamco-Westfield SE (France) (EUR Swap Annual 5 Year + 2.51%), 4.88%, 7/4/2030 (b) (d) (e) (g)	400	473
WP Carey, Inc.
2.40%, 2/1/2031	676	608
2.45%, 2/1/2032	69	60
		1,141
Diversified Telecommunication Services — 3.3%
AT&T, Inc.
5.40%, 2/15/2034	17	17
3.50%, 6/1/2041	1,368	1,064
5.55%, 11/1/2045	875	832
3.50%, 9/15/2053	200	132
5.70%, 11/1/2054	566	534
3.55%, 9/15/2055	1,431	936
6.00%, 4/30/2056	630	618
CCO Holdings LLC
4.75%, 3/1/2030 (a)	435	411
4.25%, 2/1/2031 (a)	523	474
7.00%, 2/1/2033 (a)	725	709
Comcast Corp.
5.17%, 1/15/2037 (a)	281	274
3.75%, 4/1/2040	73	59
2.80%, 1/15/2051	661	382
2.89%, 11/1/2051	960	560
2.94%, 11/1/2056	1,183	663
Meridian Arc Holdco LLC 6.25%, 4/30/2031 (a)	100	101
PR RNO Property Owner 1 LLC 6.50%, 5/1/2031 (a)	260	260
RD Michigan Property Owner I LLC 7.50%, 3/30/2045 (a)	1,372	1,375
Verizon Communications, Inc.
1.75%, 1/20/2031	1,076	950
5.40%, 7/2/2037	936	940
3.40%, 3/22/2041	750	583
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.04%), 6.20%, 5/14/2056 (b)	77	78
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.81%), 6.05%, 5/14/2058 (b)	944	956
		12,908
Electric Utilities — 9.1%
AEP Transmission Co. LLC Series N, 2.75%, 8/15/2051	131	80
Alliant Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 5.75%, 4/1/2056 (b)	220	218
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	132	88
2.90%, 6/15/2050	210	132
Commonwealth Edison Co. 3.70%, 3/1/2045	142	110
Duke Energy Carolinas LLC
4.25%, 12/15/2041	230	200
4.00%, 9/30/2042	336	278
Duke Energy Corp. 5.70%, 9/15/2055	287	275

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Duke Energy Indiana LLC
5.25%, 3/1/2034	610	623
3.75%, 5/15/2046	153	117
2.75%, 4/1/2050	134	82
5.40%, 4/1/2053	367	347
Duke Energy Ohio, Inc.
5.30%, 6/15/2035	885	896
5.55%, 3/15/2054	209	201
Duke Energy Progress LLC 2.90%, 8/15/2051	128	80
Edison International 5.25%, 3/15/2032	187	184
Electricite de France SA (France)
6.38%, 1/13/2055 (a)	930	949
6.13%, 4/22/2056 (a)	295	292
Emera US Finance LLC 5.20%, 4/1/2033	870	866
Emera US Finance LP (Canada)
2.64%, 6/15/2031	609	547
4.75%, 6/15/2046	189	160
Enel Finance America LLC (Italy) 2.88%, 7/12/2041 (a)	250	176
ENEL Finance International NV (Italy)
4.38%, 9/30/2030 (a)	1,215	1,194
2.50%, 7/12/2031 (a) (f)	579	516
5.75%, 9/30/2055 (a)	320	304
Entergy Arkansas LLC 4.95%, 12/15/2044	106	94
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (b)	1,070	1,110
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (b)	570	572
Entergy Louisiana LLC
4.95%, 1/15/2045	302	276
5.70%, 3/15/2054	260	256
5.80%, 3/15/2055	450	449
Entergy Mississippi LLC 3.50%, 6/1/2051	56	39
Entergy Texas, Inc.
5.15%, 6/1/2045	27	25
5.55%, 9/15/2054	85	81
EUSHI Finance, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 7.63%, 12/15/2054 (b)	350	365
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (b)	365	362
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	98	93
ITC Holdings Corp.
2.95%, 5/14/2030 (a)	740	691
4.88%, 4/15/2031 (a)	700	698
5.40%, 6/1/2033 (a)	576	585
5.65%, 5/9/2034 (a)	1,347	1,384
5.50%, 4/15/2036 (a)	350	354
Louisville Gas and Electric Co. 4.65%, 11/15/2043	41	36
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	350	307
Monongahela Power Co. 5.85%, 2/15/2034 (a)	520	544

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Nevada Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.94%), 6.25%, 5/15/2055 (b)	1,245	1,253
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (b)	280	292
5.90%, 3/15/2055	740	732
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (b)	259	265
NRG Energy, Inc.
4.45%, 6/15/2029 (a)	576	568
4.73%, 10/15/2030 (a)	450	443
3.63%, 2/15/2031 (a)	385	357
4.96%, 4/30/2031 (a)	1,260	1,247
7.00%, 3/15/2033 (a)	288	313
5.41%, 10/15/2035 (a)	729	716
Ohio Power Co. Series R, 2.90%, 10/1/2051	230	140
Pacific Gas and Electric Co.
3.25%, 6/1/2031	570	527
6.15%, 1/15/2033	178	187
6.40%, 6/15/2033	26	28
4.50%, 7/1/2040	173	150
3.75%, 8/15/2042 (f)	515	388
4.60%, 6/15/2043	175	145
4.25%, 3/15/2046	164	127
3.95%, 12/1/2047	159	117
3.50%, 8/1/2050	400	267
PacifiCorp 2.90%, 6/15/2052	242	144
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	250	260
PECO Energy Co. 2.80%, 6/15/2050	210	130
PG&E Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	517	527
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.85%, 9/15/2056 (b)	64	64
Public Service Co. of Colorado
2.70%, 1/15/2051	131	78
Series 39, 4.50%, 6/1/2052	113	93
Public Service Co. of Oklahoma 5.45%, 1/15/2036	1,290	1,303
Public Service Electric and Gas Co. 2.05%, 8/1/2050	134	71
Sierra Pacific Power Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 6.20%, 12/15/2055 (b)	825	816
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	154	151
5.25%, 3/15/2030	324	328
5.20%, 6/1/2034	634	627
Series 08-A, 5.95%, 2/1/2038	180	182
Series 13-A, 3.90%, 3/15/2043	642	490
Series C, 3.60%, 2/1/2045	54	39
5.70%, 3/1/2053	76	70
5.88%, 12/1/2053	13	12
Union Electric Co.
5.20%, 4/1/2034	460	468
5.25%, 1/15/2054	205	189

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Virginia Electric and Power Co.
Series D, 4.65%, 8/15/2043	210	186
2.45%, 12/15/2050	498	285
5.70%, 8/15/2053	180	178
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	314	312
4.38%, 5/1/2029 (a)	115	113
4.60%, 10/15/2030 (a)	116	114
6.95%, 10/15/2033 (a)	640	696
5.70%, 12/30/2034 (a)	489	495
5.25%, 10/15/2035 (a)	281	273
5.35%, 1/31/2036 (a)	1,153	1,127
Xcel Energy, Inc. 5.60%, 4/15/2035	835	854
		36,173
Electrical Equipment — 0.4%
Eaton Corp. 4.15%, 11/2/2042	560	484
GE Vernova, Inc. 5.50%, 2/4/2056	425	412
Regal Rexnord Corp.
6.05%, 4/15/2028	380	388
6.40%, 4/15/2033	153	162
		1,446
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	225	223
Ingram Micro, Inc. 4.75%, 5/15/2029 (a)	205	201
Jabil, Inc. 4.75%, 2/1/2033	346	338
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	21	20
		782
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC
5.00%, 6/15/2036	400	394
5.85%, 6/15/2056	950	947
		1,341
Entertainment — 0.1%
Discovery Global Holdings, Inc. 4.28%, 3/15/2032	63	57
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	172	176
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	270	256
		489
Financial Services — 1.3%
Equitable America Global Funding 4.70%, 9/15/2032 (a)	1,048	1,021
Equitable Holdings, Inc. 4.57%, 2/15/2029 (a)	169	167
Fiserv, Inc. 5.25%, 8/11/2035	436	427
Global Payments, Inc.
4.88%, 11/15/2030	2,185	2,150
2.90%, 11/15/2031	750	663
5.20%, 11/15/2032	305	299

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
5.55%, 11/15/2035	350	342
Rocket Mortgage LLC 3.88%, 3/1/2031 (a)	146	136
		5,205
Food Products — 2.4%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	682	701
Bunge Ltd. Finance Corp.
4.80%, 3/19/2033	440	438
4.65%, 9/17/2034	235	228
5.15%, 3/19/2036	1,050	1,047
JBS NV
3.63%, 1/15/2032	910	840
3.00%, 5/15/2032	1,310	1,165
5.95%, 4/20/2035	329	339
5.50%, 1/15/2036	765	763
5.63%, 3/10/2037 (a)	100	100
4.38%, 2/2/2052	5	4
6.50%, 12/1/2052	135	137
6.40%, 5/10/2057 (a)	440	437
6.38%, 4/15/2066	240	235
Kraft Heinz Foods Co.
4.38%, 6/1/2046	153	123
5.50%, 6/1/2050	435	396
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	59	56
Mars, Inc.
5.00%, 3/1/2032 (a)	390	394
5.20%, 3/1/2035 (a)	1,330	1,339
5.65%, 5/1/2045 (a)	323	320
5.70%, 5/1/2055 (a)	295	291
		9,353
Gas Utilities — 0.1%
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	361	246
Ground Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	215	179
3.90%, 8/1/2046	66	52
3.05%, 2/15/2051	115	75
Canadian Pacific Railway Co. (Canada)
4.95%, 8/15/2045	103	95
4.70%, 5/1/2048	341	298
3.50%, 5/1/2050	220	157
3.10%, 12/2/2051	630	412
Norfolk Southern Corp.
3.95%, 10/1/2042	62	51
4.45%, 6/15/2045	285	245
3.05%, 5/15/2050	231	150
2.90%, 8/25/2051	320	199

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — continued
Uber Technologies, Inc.
4.50%, 8/15/2029 (a)	738	732
4.80%, 9/15/2035	510	497
		3,142
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories 4.65%, 3/15/2036	1,100	1,069
Medline Borrower LP
3.88%, 4/1/2029 (a)	40	39
5.25%, 10/1/2029 (a)	415	414
Solventum Corp.
5.45%, 3/13/2031	1,097	1,127
5.60%, 3/23/2034	1,549	1,589
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	166	169
		4,407
Health Care Providers & Services — 2.6%
Aetna, Inc.
6.75%, 12/15/2037	250	273
4.75%, 3/15/2044	131	112
Cencora, Inc.
2.80%, 5/15/2030	65	61
4.90%, 2/13/2036	164	160
4.25%, 3/1/2045	535	443
Centene Corp. 2.50%, 3/1/2031	300	261
CVS Health Corp.
4.13%, 4/1/2040	776	660
5.88%, 6/1/2053	142	137
Elevance Health, Inc.
4.63%, 5/15/2042	263	233
4.65%, 1/15/2043	398	351
HCA, Inc.
5.20%, 6/1/2028	403	408
5.88%, 2/1/2029	403	414
4.13%, 6/15/2029	266	262
4.70%, 5/15/2031	880	872
2.38%, 7/15/2031	75	66
5.50%, 3/1/2032	740	759
4.60%, 11/15/2032	716	699
5.50%, 6/15/2047	2	2
5.25%, 6/15/2049	190	170
4.63%, 3/15/2052	244	196
5.95%, 9/15/2054	241	234
6.20%, 3/1/2055	110	110
5.70%, 11/15/2055	255	240
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,345	1,340
Tenet Healthcare Corp. 4.38%, 1/15/2030	160	155

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
UnitedHealth Group, Inc.
5.35%, 2/15/2033	509	524
3.50%, 8/15/2039	160	132
2.75%, 5/15/2040	200	148
3.05%, 5/15/2041	106	80
2.90%, 5/15/2050	116	74
5.05%, 4/15/2053	250	224
5.38%, 4/15/2054	219	205
5.63%, 7/15/2054	250	243
		10,248
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	126	116
2.00%, 5/18/2032	1,315	1,107
5.25%, 3/15/2036	530	520
Healthpeak OP LLC 5.38%, 2/15/2035	220	222
		1,965
Health Care Technology — 0.1%
IQVIA, Inc. 6.25%, 6/1/2032 (a)	326	333
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP 4.50%, 2/15/2029 (a)	260	255
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	39	38
4.00%, 10/15/2030 (a)	380	360
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (a)	56	57
Carnival Corp. Ltd. 5.88%, 6/15/2031 (a)	200	203
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	59	57
3.63%, 2/15/2032 (a)	195	179
Royal Caribbean Cruises Ltd. 5.63%, 9/30/2031 (a)	410	414
Six Flags Entertainment Corp. 6.63%, 5/1/2032 (a)	200	204
Station Casinos LLC 4.63%, 12/1/2031 (a)	150	142
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	250	248
		1,902
Household Durables — 0.1%
Somnigroup International, Inc. 3.88%, 10/15/2031 (a)	280	256
Independent Power and Renewable Electricity Producers — 1.5%
AES Corp. (The)
5.45%, 6/1/2028	359	363
5.80%, 3/15/2032	555	564
Constellation Energy Generation LLC
4.63%, 2/1/2029 (a)	980	975
5.00%, 2/1/2031 (a)	759	760
5.60%, 6/15/2042	435	430

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Southern Power Co.
Series A, 4.25%, 10/1/2030	234	231
Series B, 4.90%, 10/1/2035	1,953	1,904
5.25%, 7/15/2043	205	193
Series F, 4.95%, 12/15/2046	389	346
		5,766
Industrial REITs — 0.1%
Prologis LP 4.90%, 6/15/2036	330	324
Insurance — 2.2%
Athene Global Funding
5.03%, 7/17/2030 (a)	1,320	1,309
5.54%, 8/22/2035 (a)	551	544
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	200	152
Corebridge Global Funding 4.90%, 8/21/2032 (a)	361	358
Guardian Life Global Funding 4.67%, 9/5/2032 (a)	785	776
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	98	83
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (b)	284	282
MetLife Capital Trust IV 7.88%, 12/15/2037 (a)	755	825
MetLife, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.82%), 5.85%, 3/15/2056 (b)	158	156
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	405	410
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	390	299
New York Life Global Funding 1.20%, 8/7/2030 (a)	220	192
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	123	95
Nippon Life Insurance Co. (Japan)
4.75%, 4/2/2031 (a)	630	631
5.05%, 4/2/2033 (a)	390	391
Northwestern Mutual Life Insurance Co. (The)
6.06%, 3/30/2040 (a)	232	239
3.85%, 9/30/2047 (a)	144	110
6.05%, 6/30/2056 (a)	828	846
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (b)	212	218
Teachers Insurance & Annuity Association of America 6.85%, 12/16/2039 (a)	630	704
		8,620
Interactive Media & Services — 1.3%
Alphabet, Inc.
5.65%, 2/15/2056	200	199
5.75%, 2/15/2066	320	318
Meta Platforms, Inc.
5.50%, 11/15/2045	490	460
6.20%, 5/15/2046	330	334
4.45%, 8/15/2052	353	277
5.60%, 5/15/2053	215	199
5.40%, 8/15/2054	1,255	1,123
5.63%, 11/15/2055	472	435
6.30%, 5/15/2056	1,487	1,500

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — continued
5.75%, 5/15/2063	114	105
5.55%, 8/15/2064	190	169
		5,119
IT Services — 0.1%
Beignet Investor LLC 6.58%, 5/30/2049 (a)	545	562
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	40	38
		600
Machinery — 0.0% ^
Terex Corp. 6.25%, 10/15/2032 (a)	205	208
Media — 1.2%
Charter Communications Operating LLC
3.50%, 6/1/2041	405	283
6.48%, 10/23/2045	472	436
Lamar Media Corp.
4.00%, 2/15/2030	40	38
3.63%, 1/15/2031	220	206
Nexstar Media, Inc. 6.50%, 9/15/2033 (a)	125	126
Time Warner Cable LLC
6.55%, 5/1/2037	500	500
5.88%, 11/15/2040	953	857
5.50%, 9/1/2041	2,505	2,161
4.50%, 9/15/2042	67	51
		4,658
Metals & Mining — 1.4%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (a)	910	835
5.00%, 3/21/2033 (a)	710	705
5.75%, 4/5/2034 (a)	630	651
5.25%, 3/19/2036 (a)	200	198
4.75%, 3/16/2052 (a)	315	266
Cleveland-Cliffs, Inc. 4.88%, 3/1/2031 (a)	175	163
Corp. Nacional del Cobre de Chile (Chile) 6.78%, 1/13/2055 (a)	486	512
Glencore Funding LLC (Australia)
5.19%, 4/1/2030 (a)	220	223
6.38%, 10/6/2030 (a)	800	847
5.63%, 4/4/2034 (a)	65	67
5.67%, 4/1/2035 (a)	388	399
5.51%, 4/1/2036 (a)	635	642
Novelis Corp. 4.75%, 1/30/2030 (a)	59	57
		5,565
Multi-Utilities — 2.0%
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.90%), 3.75%, 12/1/2050 (b)	275	253
Consumers Energy Co. 3.95%, 5/15/2043	355	289
Dominion Energy, Inc.
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (b) (d) (e)	450	449

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Series B, 3.30%, 4/15/2041	540	409
Series C, 4.90%, 8/1/2041	385	354
4.70%, 12/1/2044	311	271
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (b)	942	947
DTE Energy Co. 5.20%, 4/1/2030	1,100	1,119
Engie SA (France) 5.25%, 4/10/2029 (a)	280	285
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (b)	275	286
Puget Energy, Inc. 5.73%, 3/15/2035	2,087	2,103
San Diego Gas & Electric Co. 5.35%, 4/1/2053	514	480
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	180	187
4.40%, 6/1/2043	200	169
3.95%, 10/1/2046	151	117
Series 21A, 3.15%, 9/30/2051	321	211
		7,929
Office REITs — 0.1%
COPT Defense Properties LP
4.50%, 10/15/2030	312	306
2.75%, 4/15/2031	88	80
		386
Oil, Gas & Consumable Fuels — 9.7%
Aker BP ASA (Norway) 5.25%, 10/30/2035 (a)	555	544
Antero Resources Corp.
5.38%, 3/1/2030 (a)	1,025	1,034
5.40%, 2/1/2036	545	539
BP Capital Markets America, Inc. 3.06%, 6/17/2041	113	86
Buckeye Partners LP 5.60%, 10/15/2044	16	14
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	730	709
Cheniere Energy Partners LP
4.50%, 10/1/2029	1,003	998
4.00%, 3/1/2031	410	395
5.75%, 8/15/2034	790	820
Cheniere Energy, Inc. 4.63%, 10/15/2028	1,037	1,036
Chord Energy Corp. 6.00%, 10/1/2030 (a)	39	39
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (a)	420	421
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/2028 (a)	268	276
5.10%, 10/1/2031 (a)	102	103
5.00%, 11/17/2032 (a)	645	641
5.68%, 1/15/2034 (a)	385	395
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	125	130
6.04%, 11/15/2033 (a)	486	513
5.51%, 5/15/2036 (a)	200	202
ConocoPhillips Co. 5.70%, 9/15/2063	330	322
Coterra Energy, Inc. 5.40%, 2/15/2035	399	404

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	125	128
7.88%, 4/15/2032 (a)	125	128
Diamondback Energy, Inc. 5.75%, 4/18/2054	433	425
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	760	745
4.38%, 6/15/2031 (a)	863	835
Energy Transfer LP
6.00%, 2/1/2029 (a)	1,285	1,297
7.38%, 2/1/2031 (a)	210	218
5.95%, 5/15/2054	180	174
6.20%, 4/1/2055	335	334
6.30%, 1/15/2056	610	616
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (b)	925	933
Eni SpA (Italy)
5.25%, 5/18/2036 (a)	510	505
5.70%, 10/1/2040 (a)	570	561
6.00%, 5/18/2056 (a)	830	828
EQT Corp.
4.50%, 1/15/2029	142	141
4.75%, 1/15/2031	720	716
Expand Energy Corp.
5.38%, 2/1/2029	54	54
5.38%, 3/15/2030	1,270	1,281
4.75%, 2/1/2032	492	483
Hess Corp. 6.00%, 1/15/2040	655	694
Hess Midstream Operations LP
5.13%, 6/15/2028 (a)	745	744
6.50%, 6/1/2029 (a)	340	349
5.50%, 10/15/2030 (a)	573	572
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	100	103
Kinder Morgan Energy Partners LP 6.38%, 3/1/2041	350	370
Kinder Morgan, Inc. 3.25%, 8/1/2050	80	53
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	1,637	1,645
Marathon Petroleum Corp. 4.75%, 9/15/2044	129	113
MPLX LP
5.40%, 9/15/2035	448	449
5.95%, 4/1/2055	492	479
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	453	455
Northern Natural Gas Co.
4.30%, 1/15/2049 (a)	80	63
3.40%, 10/16/2051 (a)	161	108
Occidental Petroleum Corp. 4.63%, 6/15/2045	278	232
ONEOK Partners LP 6.20%, 9/15/2043	450	459
ONEOK, Inc.
5.38%, 6/1/2029	104	106
5.40%, 10/15/2035	1,130	1,133

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.60%, 4/1/2044	570	537
5.05%, 4/1/2045	94	82
Ovintiv, Inc.
6.25%, 7/15/2033	235	249
6.50%, 2/1/2038	47	50
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	75	77
Pioneer Natural Resources Co.
1.90%, 8/15/2030	505	456
2.15%, 1/15/2031	440	396
Santos Finance Ltd. (Australia)
3.65%, 4/29/2031 (a)	507	475
6.88%, 9/19/2033 (a)	387	422
5.75%, 11/13/2035 (a)	700	708
Shell Finance US, Inc. 5.13%, 10/15/2041 (a)	365	351
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	200	201
5.03%, 10/1/2029	900	906
Sunoco LP 4.63%, 5/1/2030 (a)	125	121
Tallgrass Energy Partners LP 6.00%, 9/1/2031 (a)	255	255
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	635	476
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	350	340
5.28%, 9/10/2054	210	198
5.64%, 4/5/2064	260	253
TransCanada PipeLines Ltd. (Canada)
5.60%, 3/31/2034	210	216
6.10%, 6/1/2040	150	157
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 6.13%, 10/17/2056 (b)	97	98
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.12%), 6.38%, 10/17/2056 (b)	107	108
Transcanada Trust (Canada) Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (b)	930	932
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,041	997
6.25%, 1/15/2030 (a)	685	705
4.13%, 8/15/2031 (a)	150	141
Venture Global LNG, Inc. 9.50%, 2/1/2029 (a)	95	103
Venture Global Plaquemines LNG LLC 6.75%, 1/15/2036 (a)	89	94
		38,254
Passenger Airlines — 0.0% ^
American Airlines, Inc. 5.75%, 4/20/2029 (a)	132	132
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co.
3.25%, 8/1/2042	200	151
5.55%, 2/22/2054	507	494
Eli Lilly & Co. 5.65%, 10/15/2065	160	159
Merck & Co., Inc.
3.60%, 9/15/2042	140	112

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.55%, 12/4/2055	691	679
5.15%, 5/17/2063	90	82
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 5/19/2053	152	143
5.34%, 5/19/2063	1,197	1,104
		2,924
Residential REITs — 0.2%
UDR, Inc. 5.13%, 9/1/2034	760	757
Retail REITs — 0.5%
Brixmor Operating Partnership LP
4.85%, 2/15/2033	375	369
5.50%, 2/15/2034	215	219
NNN REIT, Inc.
3.50%, 4/15/2051	300	210
3.00%, 4/15/2052	250	156
Realty Income Corp. 5.13%, 7/6/2034	570	718
Regency Centers LP 2.95%, 9/15/2029	322	307
		1,979
Semiconductors & Semiconductor Equipment — 2.0%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	130	131
Broadcom, Inc.
4.90%, 7/15/2032	294	296
3.42%, 4/15/2033	1,049	959
3.47%, 4/15/2034	144	130
5.20%, 7/15/2035	378	380
3.14%, 11/15/2035 (a)	486	414
4.80%, 2/15/2036	485	472
Entegris, Inc. 3.63%, 5/1/2029 (a)	160	153
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	250	256
6.25%, 1/25/2035 (a)	1,785	1,888
6.10%, 1/25/2036 (a)	1,110	1,166
Intel Corp. 4.25%, 12/15/2042	595	494
Marvell Technology, Inc.
4.75%, 7/15/2030	39	39
5.95%, 9/15/2033	729	769
5.45%, 7/15/2035	75	77
Qnity Electronics, Inc. 5.75%, 8/15/2032 (a)	287	289
		7,913
Software — 2.2%
Microsoft Corp. 2.53%, 6/1/2050	570	343
Oracle Corp.
4.95%, 2/4/2031	800	787
5.35%, 5/4/2033	1,105	1,088
5.70%, 2/4/2036	98	96

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
3.60%, 4/1/2040	220	163
3.65%, 3/25/2041	1,150	842
6.55%, 2/4/2046	432	417
4.00%, 7/15/2046	85	59
4.00%, 11/15/2047	141	97
3.60%, 4/1/2050	674	421
3.95%, 3/25/2051	380	250
5.38%, 9/27/2054	98	79
4.38%, 5/15/2055	710	487
6.00%, 8/3/2055	841	737
6.70%, 2/4/2056	655	631
6.85%, 2/4/2066	525	503
Roper Technologies, Inc.
4.45%, 9/15/2030	255	251
4.75%, 2/15/2032	130	128
Salesforce, Inc. 2.70%, 7/15/2041	425	293
Synopsys, Inc.
4.85%, 4/1/2030	430	432
5.00%, 4/1/2032	320	322
5.15%, 4/1/2035	422	421
5.70%, 4/1/2055	5	5
		8,852
Specialized REITs — 0.8%
Crown Castle, Inc.
3.10%, 11/15/2029	184	175
2.25%, 1/15/2031	1,003	893
2.10%, 4/1/2031	780	686
Extra Space Storage LP
4.00%, 6/15/2029	347	341
5.50%, 7/1/2030	398	408
5.90%, 1/15/2031	400	416
4.95%, 1/15/2033	160	159
SBA Communications Corp. 3.13%, 2/1/2029	101	97
		3,175
Specialty Retail — 0.3%
Home Depot, Inc. (The)
3.30%, 4/15/2040	130	105
5.40%, 9/15/2040	210	212
3.35%, 4/15/2050	210	146
2.38%, 3/15/2051	189	107
Lowe's Cos., Inc. 2.80%, 9/15/2041	1,009	719
		1,289
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.95%, 9/11/2049	915	607

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — 2.3%
Altria Group, Inc.
2.45%, 2/4/2032	720	634
5.63%, 2/6/2035	590	606
3.40%, 2/4/2041	607	463
BAT Capital Corp. (United Kingdom)
5.83%, 2/20/2031	56	58
5.35%, 8/15/2032	475	488
3.73%, 9/25/2040	763	617
7.08%, 8/2/2043	466	520
4.54%, 8/15/2047	280	231
Imperial Brands Finance plc (United Kingdom)
5.50%, 2/1/2030 (a)	1,210	1,240
5.88%, 7/1/2034 (a)	830	856
Japan Tobacco, Inc. (Japan) 5.85%, 6/15/2035 (a)	580	608
Philip Morris International, Inc.
5.38%, 2/15/2033	1,167	1,202
4.63%, 10/29/2035	1,570	1,520
3.88%, 8/21/2042	116	95
		9,138
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	18	19
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	36	37
United Rentals North America, Inc.
3.88%, 2/15/2031	20	19
3.75%, 1/15/2032	300	277
		352
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	1,101	1,029
5.30%, 2/15/2034	494	491
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 6.88%, 7/31/2056 (b)	395	402
T-Mobile USA, Inc.
3.88%, 4/15/2030	620	603
5.13%, 5/15/2032	544	552
6.70%, 12/15/2033	868	955
3.30%, 2/15/2051	675	447
		4,479
Total Corporate Bonds (Cost $376,735)		374,386
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bonds 4.63%, 11/15/2045 (h)	2,027	1,937
U.S. Treasury Notes 4.13%, 2/15/2036	50	49
Total U.S. Treasury Obligations (Cost $1,998)		1,986

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.4%
Air Canada Pass-Through Trust (Canada) Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	75	75
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 5/1/2027	121	119
Series 2016-1, Class A, 4.10%, 1/15/2028	210	207
Series 2016-3, Class A, 3.25%, 10/15/2028	58	55
Series 2017-1, Class AA, 3.65%, 2/15/2029	511	497
Series 2017-2, Class A, 3.60%, 10/15/2029	57	55
Series 2021-1, Class B, 3.95%, 7/11/2030	47	45
JetBlue Pass-Through Trust Series 2019-1, Class AA, 2.75%, 5/15/2032	111	98
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 1/15/2036	41	42
Series 2024-1, Class A, 5.88%, 2/15/2037	456	457
Total Asset-Backed Securities (Cost $1,639)		1,650
Foreign Government Securities — 0.2%
United Mexican States 5.63%, 9/22/2035 (Cost $794)	797	773
	SHARES (000)
Short-Term Investments — 2.9%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (i) (j) (Cost $9,215)	9,214	9,215
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.6%
U.S. Treasury Bills, 3.62%, 6/30/2026 (k) (Cost $2,169)	2,175	2,169
Total Short-Term Investments (Cost $11,384)		11,384
Total Investments — 98.5% (Cost $392,550)		390,179
Other Assets in Excess of Liabilities — 1.5%		5,997
NET ASSETS — 100.0%		396,176

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2026.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2026 is $3,020 or 0.76% of the Fund’s net assets as of May 31, 2026.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2026.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2026.

(g)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2026.
(k)	The rate shown is the effective yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	15	06/08/2026	EUR	2,029	4
Euro-BTP	68	06/08/2026	EUR	9,439	45
Euro-Bund	3	06/08/2026	EUR	442	8
Short-Term Euro-BTP	164	06/08/2026	EUR	20,360	14
Australia 10 Year Bond	3	06/15/2026	AUD	235	4
U.S. Treasury Long Bond	213	09/21/2026	USD	23,943	475
U.S. Treasury Ultra Bond	146	09/21/2026	USD	16,735	361
U.S. Treasury 2 Year Note	236	09/30/2026	USD	48,764	99
					1,010
Short Contracts
Euro-Buxl 30 Year Bond	(17)	06/08/2026	EUR	(2,174)	32
Australia 3 Year Bond	(4)	06/15/2026	AUD	(300)	— (a)
Canada 2 Year Bond	(8)	09/18/2026	CAD	(611)	(2)
U.S. Treasury 10 Year Note	(6)	09/21/2026	USD	(659)	(3)
U.S. Treasury 10 Year Ultra Note	(201)	09/21/2026	USD	(22,553)	(270)
U.S. Treasury Ultra Bond	(22)	09/21/2026	USD	(2,522)	(52)
U.S. Treasury 5 Year Note	(313)	09/30/2026	USD	(33,577)	(209)
					(504)
					506

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2026 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	86	USD	62	Barclays Bank plc	6/3/2026	— (a)
AUD	17	USD	12	BNP Paribas	6/3/2026	— (a)
AUD	117	USD	83	Morgan Stanley	6/3/2026	— (a)
EUR	3,288	USD	3,827	HSBC Bank, NA	6/3/2026	11
USD	37	AUD	51	BNP Paribas	6/3/2026	— (a)
USD	22	AUD	30	Citibank, NA	6/3/2026	— (a)
USD	36	AUD	50	Morgan Stanley	6/3/2026	— (a)
USD	26	CAD	35	Morgan Stanley	6/3/2026	— (a)
USD	6	EUR	5	Barclays Bank plc	6/3/2026	— (a)
USD	3,639	EUR	3,112	BNP Paribas	6/3/2026	8
USD	47	EUR	40	HSBC Bank, NA	6/3/2026	— (a)
USD	130	EUR	111	Morgan Stanley	6/3/2026	— (a)
USD	27	GBP	20	HSBC Bank, NA	6/3/2026	— (a)
AUD	40	USD	29	Morgan Stanley	7/6/2026	— (a)
EUR	150	USD	175	Morgan Stanley	7/6/2026	— (a)
Total unrealized appreciation						19
AUD	30	USD	22	Goldman Sachs International	6/3/2026	— (a)
CAD	35	USD	26	Barclays Bank plc	6/3/2026	— (a)
EUR	70	USD	82	Morgan Stanley	6/3/2026	(1)
GBP	4	USD	5	Barclays Bank plc	6/3/2026	— (a)
GBP	16	USD	22	Morgan Stanley	6/3/2026	— (a)
USD	28	AUD	40	Barclays Bank plc	6/3/2026	— (a)
USD	12	AUD	17	HSBC Bank, NA	6/3/2026	— (a)
USD	44	AUD	62	Morgan Stanley	6/3/2026	— (a)
USD	82	EUR	70	BNP Paribas	6/3/2026	— (a)
USD	23	EUR	20	HSBC Bank, NA	6/3/2026	— (a)
USD	29	AUD	40	Barclays Bank plc	7/6/2026	— (a)
USD	3,774	EUR	3,238	HSBC Bank, NA	7/6/2026	(9)
Total unrealized depreciation						(10)
Net unrealized appreciation						9

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,650	$—	$1,650
Corporate Bonds	—	374,386	—	374,386
Foreign Government Securities	—	773	—	773
U.S. Treasury Obligations	—	1,986	—	1,986

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$9,215	$—	$—	$9,215
U.S. Treasury Obligations	—	2,169	—	2,169
Total Short-Term Investments	9,215	2,169	—	11,384
Total Investments in Securities	$9,215	$380,964	$—	$390,179
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$19	$—	$19
Futures Contracts	1,038	4	—	1,042
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(10)	$—	$(10)
Futures Contracts	(536)	—	—	(536)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$502	$13	$—	$515
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.64% (a) (b)	$17,558	$58,382	$66,722	$(2)	$(1)	$9,215	9,214	$127	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.